INSURANCE CONTRACTS (Details 9) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Payment Year One [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	R$ 2,908,266
Payment Year One [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,176,928
Payment Year One [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,338,302
Payment Year One [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,434,135
Payment Year One [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,175,849
Payment Year One [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,084,384
Payment Year One [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,074,914
Payment Year One [Member] | Eight years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	4,440,386
Payment Year One [Member] | Nine years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	31,192,208
Payment Year One [Member] | Ten Years Before Reporting Year [Member]
IfrsStatementLineItems [Line Items]
Accumulated payments	26,795,507
Payment Year One [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	26,795,507
Estimate of claims	11,417,501
Estimated claims payable	38,213,008
Payment Year Two [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,327,109
Payment Year Two [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,529,190
Payment Year Two [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,591,931
Payment Year Two [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,830,433
Payment Year Two [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,495,099
Payment Year Two [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,456,624
Payment Year Two [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,479,331
Payment Year Two [Member] | Eight years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	4,320,569
Payment Year Two [Member] | Nine years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	32,032,090
Payment Year Two [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	32,032,090
Estimate of claims	823,166
Estimated claims payable	32,855,256
Payment Year Three [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,080,548
Payment Year Three [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,229,930
Payment Year Three [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,272,905
Payment Year Three [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,494,627
Payment Year Three [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,174,133
Payment Year Three [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,206,677
Payment Year Three [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,078,188
Payment Year Three [Member] | Eight years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	4,009,317
Payment Year Three [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	4,009,317
Estimate of claims	472,974
Estimated claims payable	4,482,291
Payment Year Four [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,064,236
Payment Year Four [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,242,113
Payment Year Four [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,273,854
Payment Year Four [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,508,886
Payment Year Four [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,184,107
Payment Year Four [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,223,106
Payment Year Four [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,071,474
Payment Year Four [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,071,474
Estimate of claims	255,184
Estimated claims payable	3,326,658
Payment Year Five [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,071,767
Payment Year Five [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,268,150
Payment Year Five [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,296,693
Payment Year Five [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,518,146
Payment Year Five [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,205,436
Payment Year Five [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,241,790
Payment Year Five [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,241,790
Estimate of claims	166,926
Estimated claims payable	3,408,716
Payment Year Six [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,093,643
Payment Year Six [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,282,321
Payment Year Six [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,306,411
Payment Year Six [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,526,704
Payment Year Six [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,207,783
Payment Year Six [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,207,783
Estimate of claims	129,215
Estimated claims payable	3,336,998
Payment Year Seven [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,102,813
Payment Year Seven [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,291,007
Payment Year Seven [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,316,805
Payment Year Seven [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,539,957
Payment Year Seven [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,539,957
Estimate of claims	100,518
Estimated claims payable	3,640,475
Payment Year Eight [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,113,939
Payment Year Eight [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,298,296
Payment Year Eight [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,311,850
Payment Year Eight [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,311,850
Estimate of claims	69,318
Estimated claims payable	3,381,168
Payment Year Nine [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,121,539
Payment Year Nine [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,304,373
Payment Year Nine [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,304,373
Estimate of claims	43,071
Estimated claims payable	3,347,444
Payment Year Ten [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,123,288
Payment Year Ten [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Accumulated payments	3,123,288
Estimated claims payable	R$ 3,123,288